Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Dec. 31, 2021 USD ($) security Security	Dec. 31, 2020 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 2,014.6	$ 147.8
Gross unrealized losses, less than twelve months	(30.9)	(0.8)
Over 12 months, Fair Market Value	72.0	2.1
Over 12 months, Gross Unrealized Losses	(3.6)	(0.2)
Total, Fair Market Value	2,086.6	149.9
Total, Gross Unrealized Losses	$ (34.5)	$ (1.0)
Number of Securities | security	644	64
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 2,010.2	$ 139.1
Gross unrealized losses, less than twelve months	(30.9)	(0.8)
Over 12 months, Fair Market Value	72.0	2.1
Over 12 months, Gross Unrealized Losses	(3.6)	0.0
Total, Fair Market Value	2,082.2	141.2
Total, Gross Unrealized Losses	$ (34.5)	$ (0.8)
Number of Securities | Security	637	49
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 4.4	$ 8.7
Gross unrealized losses, less than twelve months	0.0	0.0
Over 12 months, Fair Market Value	0.0	0.0
Over 12 months, Gross Unrealized Losses	0.0	(0.2)
Total, Fair Market Value	4.4	8.7
Total, Gross Unrealized Losses	$ 0.0	$ (0.2)
Number of Securities	7	15
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 309.1	$ 58.7
Gross unrealized losses, less than twelve months	(4.0)	(0.6)
Over 12 months, Fair Market Value	29.3	0.0
Over 12 months, Gross Unrealized Losses	(1.9)	0.0
Total, Fair Market Value	338.4	58.7
Total, Gross Unrealized Losses	$ (5.9)	$ (0.6)
Number of Securities | security	51	10
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 6.1
Gross unrealized losses, less than twelve months	0.0
Over 12 months, Fair Market Value	0.0
Over 12 months, Gross Unrealized Losses	0.0
Total, Fair Market Value	6.1
Total, Gross Unrealized Losses	$ 0.0
Number of Securities | security	5
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 29.7
Gross unrealized losses, less than twelve months	(0.5)
Over 12 months, Fair Market Value	0.0
Over 12 months, Gross Unrealized Losses	0.0
Total, Fair Market Value	29.7
Total, Gross Unrealized Losses	$ (0.5)
Number of Securities | security	20
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 804.6	$ 39.6
Gross unrealized losses, less than twelve months	(11.7)	(0.1)
Over 12 months, Fair Market Value	23.6	0.0
Over 12 months, Gross Unrealized Losses	(1.3)	0.0
Total, Fair Market Value	828.2	39.6
Total, Gross Unrealized Losses	$ (13.0)	$ (0.1)
Number of Securities | security	400	16
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 114.4
Gross unrealized losses, less than twelve months	(1.9)
Over 12 months, Fair Market Value	0.0
Over 12 months, Gross Unrealized Losses	0.0
Total, Fair Market Value	114.4
Total, Gross Unrealized Losses	$ (1.9)
Number of Securities | security	10
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 181.8	$ 7.5
Gross unrealized losses, less than twelve months	(1.2)	0.0
Over 12 months, Fair Market Value	3.1	0.0
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	184.9	7.5
Total, Gross Unrealized Losses	$ (1.2)	$ 0.0
Number of Securities | security	35	4
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 564.5	$ 33.3
Gross unrealized losses, less than twelve months	(11.6)	(0.1)
Over 12 months, Fair Market Value	16.0	2.1
Over 12 months, Gross Unrealized Losses	(0.4)	0.0
Total, Fair Market Value	580.5	35.4
Total, Gross Unrealized Losses	$ (12.0)	$ (0.1)
Number of Securities | security	116	19